Document and Entity Information	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	PROMETHEUS BIOSCIENCES, INC.
Entity Central Index Key	0001718852
Entity Emerging Growth Company	false
Entity File Number	001-40187
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-4282653
Entity Address, Address Line One	3050 Science Park Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	422-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RXDX
Security Exchange Name	NASDAQ